Derivative Financial Instruments [Text Block] (Tables)	6 Months Ended
Sep. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional Amounts of Derivative Contracts [Table Text Block]

	Notional amounts(1)
	March 31, 2018	September 30, 2018
	(in trillions)
Interest rate contracts	¥1,219.7	¥1,359.2
Foreign exchange contracts	220.8	223.9
Equity contracts	6.1	6.9
Commodity contracts	0.3	0.2
Credit derivatives	6.5	6.7
Others	3.1	2.9

Total	¥1,456.5	¥1,599.8

Note:	(1)	Includes both written and purchased positions.

Fair Value Information on Derivative Instruments Recorded on Condensed Consolidated Balance Sheets [Table Text Block]

	Fair value of derivative instruments
	March 31, 2018(1)(5)			September 30, 2018(1)(5)
	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥8,712	¥—	¥8,712	¥7,808	¥—	¥7,808
Foreign exchange contracts	3,557	—	3,557	3,538	—	3,538
Equity contracts	207	—	207	219	—	219
Commodity contracts	35	—	35	31	—	31
Credit derivatives	72	—	72	63	—	63
Others	2	—	2	2	—	2

Total derivative assets	¥12,585	¥—	¥12,585	¥11,661	¥—	¥11,661

Derivative liabilities:
Interest rate contracts	¥8,674	¥17	¥8,691	¥7,916	¥—	¥7,916
Foreign exchange contracts	3,000	—	3,000	3,496	—	3,496
Equity contracts	227	—	227	268	—	268
Commodity contracts	33	—	33	30	—	30
Credit derivatives	71	—	71	72	—	72
Others(6)	(145)	—	(145)	(117)	—	(117)

Total derivative liabilities	¥11,860	¥17	¥11,877	¥11,665	¥—	¥11,665

Notes:	(1)

The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.

(2)	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (6).
(3)

The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by MUFG Americas Holdings. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying condensed consolidated balance sheets.

(4)	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
(5)

For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2018.

(6)	Others include mainly bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.

Gains and Losses for Trading and Risk Management Derivatives (Not Designated as Hedging Instruments) [Table Text Block]

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Six months ended September 30, 2017:
Interest rate contracts	¥—	¥(8)	¥(8)
Foreign exchange contracts	(158)	—	(158)
Equity contracts	—	(146)	(146)
Credit derivatives	—	(1)	(1)
Others	(1)	(38)	(39)

Total	¥(159)	¥(193)	¥(352)

Six months ended September 30, 2018:
Interest rate contracts	¥—	¥(53)	¥(53)
Foreign exchange contracts	(287)	—	(287)
Equity contracts	—	(115)	(115)
Credit derivatives	—	(5)	(5)
Others	(5)	(55)	(60)

Total	¥(292)	¥(228)	¥(520)

Gains and Losses for Derivatives Designated as Cash Flow Hedges [Table Text Block]

	Six months ended September 30,
	2017	2018
	(in billions)
Gains (losses) recognized in Accumulated OCI on derivative instruments (Effective portion)
Interest rate contracts	¥4	¥(11)

Total	¥4	¥(11)

Gains (losses) reclassified from Accumulated OCI into income (Effective portion)
Interest rate contracts(1)	¥6	¥(1)

Total	¥6	¥(1)

Note:	(1)	Included in Interest income.

Protection Sold Through Credit Default Swaps [Table Text Block]

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2018:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥440,610	¥1,199,269	¥85,094	¥1,724,973	¥(33,389)
Non-investment grade	168,102	259,497	4,775	432,374	(3,431)
Not rated	—	45,425	—	45,425	8

Total	608,712	1,504,191	89,869	2,202,772	(36,812)

Index and basket credit default swaps held by BK:
Investment grade(2)	3,000	118,359	37,781	159,140	(3,381)
Non-investment grade	7,000	82,867	—	89,867	(1,311)

Total	10,000	201,226	37,781	249,007	(4,692)

Index and basket credit default swaps held by SCHD:
Investment grade(2)	15,000	108,000	6,000	129,000	(2,641)
Non-investment grade	12,000	29,000	—	41,000	(749)
Not rated	42,439	260,951	1,863	305,253	(16,294)

Total	69,439	397,951	7,863	475,253	(19,684)

Total index and basket credit default swaps sold	79,439	599,177	45,644	724,260	(24,376)

Total credit default swaps sold	688,151	2,103,368	135,513	2,927,032	(61,188)

Other credit derivatives sold(3)
Investment grade	—	74,368	—	74,368	(24)

Total credit derivatives	¥688,151	¥2,177,736	¥135,513	¥3,001,400	¥(61,212)

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At September 30, 2018:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥365,541	¥1,392,067	¥119,690	¥1,877,298	¥(31,119)
Non-investment grade	135,585	275,649	5,754	416,988	(1,295)
Not rated	—	4,090	—	4,090	(19)

Total	501,126	1,671,806	125,444	2,298,376	(32,433)

Index and basket credit default swaps held by BK:
Investment grade(2)	7,000	150,293	—	157,293	(2,966)
Non-investment grade	—	103,349	—	103,349	(1,602)

Total	7,000	253,642	—	260,642	(4,568)

Index and basket credit default swaps held by SCHD:
Investment grade(2)	28,030	177,690	8,869	214,589	(4,136)
Not rated	13,422	208,872	1,764	224,058	(5,861)

Total	41,452	386,562	10,633	438,647	(9,997)

Total index and basket credit default swaps sold	48,452	640,204	10,633	699,289	(14,565)

Total credit default swaps sold	549,578	2,312,010	136,077	2,997,665	(46,998)

Other credit derivatives sold(3)
Investment grade	—	79,499	—	79,499	5,315

Total credit derivatives	¥549,578	¥2,391,509	¥136,077	¥3,077,164	¥(41,683)

Notes:	(1)	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
	(2)	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
	(3)	Other credit derivatives primarily consist of total return swaps.